SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2017
Stockholders' Equity Note [Abstract]
SHAREHOLDERS' EQUITY
NOTE 10:-     SHAREHOLDERS' EQUITY

The Company's shares are listed for trade on the NASDAQ Global Select Market under the symbol "RDWR".

a.          Rights of shares:

Ordinary Shares:

The ordinary shares confer upon the holders the right to receive notice to participate and vote in shareholders meetings of the Company and to receive dividend, if declared.

b.         Treasury stock:

In April 2016, the Company's Board of Directors authorized a new plan for the repurchase of up to an aggregate amount of $ 40,000 of the Company's Ordinary shares in the open market, subject to normal trading restrictions, or in privately negotiated transactions. This plan expired on April 30, 2017. In April 2017 the Company's Board of Directors authorized a new plan for the repurchase of up to an aggregate of $ 40,000 of the Company's Ordinary shares in the open market, subject to normal trading restrictions, or in privately negotiated transactions. This plan will expire on April 24, 2018. During 2017 and 2016 the Company purchased a total of 25,782 and 1,884,030 of its Ordinary shares for total consideration of $ 413 and $ 21,980, respectively. Total consideration for the purchase of these Ordinary shares was recorded as Treasury stock, at cost, as part of shareholders' equity.

c.          Dividends:

Dividends, if any, will be paid in NIS. Dividends paid to shareholders outside Israel may be converted to U.S. dollars on the basis of the exchange rate prevailing at the date of the conversion. The Company does not intend to pay cash dividends in the foreseeable future.

d.          Stock Option Plans:

The Company has two stock option plans, the Company's Key Employee Share Incentive Plan (1997) as amended and restated (the "1997 Plan") and the Directors and Consultants Option Plan (the "DC Plan" and together with the 1997 Plan, Stock Option Plans"). Under the Stock Option Plans, options may be granted to officers, directors, employees and consultants of the Group. The exercise price per share under the Stock Option Plans was generally not less than the market price of an Ordinary share at the date of grant. The options expire 5.2 years from the grant date. The options vest primarily over four years. Each option is exercisable for one ordinary share. Any options, which are forfeited or not exercised before expiration, become available for future grants.

Pursuant to the Stock Option Plans, the Company reserved for issuance 30,272,967 Ordinary shares. As of December 31, 2017, an aggregate of 1,128,012 ordinary shares of the Company were still available for future grants.

On February 1, 2010, the Company's Board of Directors adopted an additional addendum to the share option plan allowing the allocation of short-term options to grantees who are not residents of Israel or the United States, with a grant price of 90% of the closing market price of the shares on the NASDAQ on the date of grant of a respective option award. As of December 31, 2016, 1,000,000 Ordinary shares have been reserved for option grants under this addendum. As of December 31, 2016, an aggregate of 763,306 ordinary shares of the Company, under this addendum, were still available for future grants.

Restricted Shares Units ("RSUs"):

In addition to granting stock options, since 2013, the Company started to routinely grant Restricted Stock Units ("RSUs") under the 1997 Plan. RSUs vest primarily over a four years period of employment. RSUs that are cancelled or forfeited become available for future grants.

Employee Stock Purchase Plan ("ESPP"):

On February 1, 2010 the Company's Board of Directors adopted the 2010 Employee Share Purchase Plan ("ESPP"), which provides for the issuance of a maximum of 2,000,000 Ordinary shares. Pursuant to the ESPP, eligible employees (including only Israeli and United States residents) could have up to 10% of their net income withheld, up to certain maximums, to be used to purchase the Company's Ordinary shares. The ESPP is implemented with overlapping one year Offering Periods, each one consisting of two purchases, once in every six-month period. The price of each Ordinary share purchased under the ESPP is equal to 90% of the closing price for the shares on the respective Offering Date.

As of December 31, 2017, 1,744,440 Ordinary shares are available for issuance under future ESPP. During 2017, 2016 and 2015 there was no offering under the ESPP.

Modification of Stock Options:

During 2016, the Board of Directors of the Company approved the repricing of 667,750 stock options for several employees and senior management, previously granted under the Stock Option Plans. As a result, the exercise price of the options was lowered to the price per share of the stock at the free market. There was no change in the number of shares subject to each option, vesting or other terms of the options. The incremental expense for the repricing of the options is approximately $1,187. For the years ended December 31, 2017 and 2016, the Company recorded expenses totaling $389 and $359, respectively, associated with the repricing.

A summary of employees and directors option activity under the Company's Stock Option Plans as of December 31, 2017is as follows:

	Number of options	Weighted-average exercise price	Weighted- average remaining contractual term (in years)	Aggregate intrinsic value

Outstanding at January 1, 2017	6,028,888	$14.33	3.27	$5,070
Granted	1,768,300	16.22
Exercised	(693,166)	15.56
Expired	(58,700)	19.12
Forfeited	(496,279)	14.46

Outstanding at December 31, 2017	6,549,043	$14.66	3.08	$31,202

Exercisable at December 31, 2017	2,090,022	$15.00	1.37	$9,267

Vested and expected to vest at December 31, 2017	5,996,960	$14.63	2.98	$28,744

The aggregate intrinsic value of options outstanding at December 31, 2017, 2016 and 2015 represents intrinsic value of 6,506,043, 3,925,483 and 2,581,163, respectively, outstanding options that are in-the-money as of December 31, 2017.

The aggregate intrinsic value of options exercisable at December 31, 2017, 2016 and 2015 represents intrinsic value of 2,068,522, 982,890 and 1,035,702 outstanding options that are in-the-money as of December 31, 2017.

The weighted-average grant-date fair value of options granted during the years ended December 31, 2017, 2016 and 2015 was $ 4.31, $ 3.48 and $ 5.29, respectively.

As of December 31, 2017, there was approximately $ 10,265 of total unrecognized compensation costs related to non-vested share-based compensation arrangements granted under the Company's stock option plans (including expenses associated with the repricing).. That cost is expected to be recognized over a weighted-average period of 1.60 years. Total grant-date fair value of vested options for the year ended December 31, 2017 was approximately $ 10,532.

The options outstanding under the Company's Stock Option Plans as of December 31, 2017, 2016 and 2015 have been separated into ranges of exercise price as follows:

December 31, 2017
Outstanding				Exercisable
		Weighted
		average	Weighted		Weighted
Ranges of		remaining	average		average
exercise	Number of	contractual	exercise	Number of	exercise
price	options	life (years)	price	options	price

$10.04-14.74	4,253,357	2.94	13.53	1,227,982	14.00
$15.09-19.30	2,252,686	3.36	16.63	840,540	16.26
$20.62-23.66	43,000	2.47	22.79	21,500	22.79

	6,549,043			2,090,022

The following table summarizes information relating to RSUs, as well as changes to such awards during 2017:

Year ended December 31,
2017
Number in thousands

Outstanding at January 1, 2017	1,282,930
Granted	400,495
Vested	(277,720)
Forfeited	(126,203)

Outstanding as of December 31, 2017	1,279,502

As of December 31, 2017, there was approximately $ 10,667 of total unrecognized compensation costs related to non-vested RSUs granted under the Company's stock option plans. That cost is expected to be recognized over a weighted-average period of 1.60 years.

The weighted-average grant date fair value of RSUs granted during the year ended December 31, 2017, 2016 and 2015 were $ 16.24, 12.79 and 18.36, respectively.

Stock-based compensation was recorded in the following items within the consolidated statements of income (loss):

	Year ended December 31,
	2017	2016	2015

Cost of revenues	$241	$180	$141
Research and development, net	3,867	3,339	2,456
Sales and marketing	6,894	5,661	4,098
General and administrative	2,029	2,340	2,634

Total expenses	$13,031	$11,520	$9,329